Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	9 Months Ended
Sep. 30, 2016
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Broker warrants	Consultant warrants	Warrants with convertible notes (Note 6)	Total
December 31, 2015	271,742	380,000	-	651,742
RTO adjustment*	53,503	74,860	-	128,363
After RTO	325,245	454,860	-	780,105
Less: Exercised		(131,365)	-	(131,365)
Less: Expired		(245,695)	-	(245,695)
Add: Issued		65,000	827,500	892,500
As at September 30, 2016	325,245	142,800	827,500	1,295,545
Exercise price	$ 1.00	$ 0.81-$2.00	$ 2.00
Expiration date	September 2017 to May 2018	October 2016 - August 2019	March 2021 to September 2021